Share-Based Payments - Narrative (Details)							12 Months Ended
	Sep. 18, 2023 R / shares	Sep. 19, 2022 R / shares	Sep. 20, 2021 R / shares	Sep. 18, 2020 R / shares	Sep. 18, 2019 R / shares	Jan. 15, 2019 shares	Jun. 30, 2024 ZAR (R) R / shares shares
Harmony ESOP Trust
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest (as a percent)							2.00%
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)				R 74.90
Katleho ya Moruo Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)							R 175.65
Stock Value Issued Period, Exercise of Stock Options | R							1,273,502,507
Ordinary shares | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised | shares							25,000,000
Participation units | Katleho ya Moruo Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)						5 years
Number of participation units awarded to each beneficiary under scheme | shares						360
Bottom of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 84.88	R 42.48	R 45.58		R 45.89
Top of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 105.85	R 47.25	R 57.93		R 56.87